Short-term debt (Tables)	3 Months Ended
Mar. 31, 2021
Short-term debt.
Schedule of short-term debt

Short-term debt

in € THOUS

	March 31,	December 31,
	2021	2020
Commercial paper program	684,176	19,995
Borrowings under lines of credit	442,199	42,442
Other	536	513
Short-term debt from unrelated parties	1,126,911	62,950
Short-term debt from related parties (see note 3 c)	13,714	16,320
Short-term debt	1,140,625	79,270